Commitments and contingencies - Sale and lease back commitments (Details) $ in Thousands	Apr. 29, 2021 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 $ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale					$ 756,828,000	$ 15,097,735
Non-cancellable sale and leaseback contracts of aircraft leases					$ 758,665,000	15,134,381
Exchange rate	19.9785	19.9487	7.8095	615.7800	19.9487		18.8452	7.6988	573.4400	18.8452	19.6829	7.7440	609.6100
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale					$ 209,500,000	4,179,253
Non-cancellable sale and leaseback contracts of aircraft leases					9,720,000	193,901
Between one year and two years
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale					547,328,000	10,918,482
Non-cancellable sale and leaseback contracts of aircraft leases					47,972,000	956,979
Between two and three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases					63,222,000	1,261,197
Between three and four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases					63,222,000	1,261,197
Later Than Four Years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases					$ 574,529,000	$ 11,461,107